Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Mindray DS USA Inc	Dec. 31, 2012 Mindray DS USA Inc Minimum	Dec. 31, 2012 Mindray DS USA Inc Maximum	Mar. 31, 2011 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	Mar. 31, 2010 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	Dec. 31, 2010 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	Dec. 31, 2009 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	Dec. 31, 2012 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd. New And Hi Tech Enterprises	Dec. 31, 2012 UNITED STATES Mindray DS USA Inc
Income Taxes [Line Items]
Federal income tax rate	15.00%	15.00%	15.00%									15.00%	35.00%
Adjusted corporate income tax rate										10.00%	10.00%
Corporate income tax savings								$ 7,600,000	$ 8,600,000	$ 7,600,000	$ 8,600,000
Average state tax rate													8.00%
Effective tax rate													40.20%
Number of years tax returns are subject to examination													3 years
Net operating loss carry forwards	113,109,000				75,871,000
Period of expiration for operating loss carry forwards						2029	2032
Valuation allowance	51,884,000	36,945,000	29,132,000	14,674,000
Assumption utilized to recognize valuation allowance	As the Company operates through multiple subsidiaries, the valuation allowance is considered on an individual subsidiary basis. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets within those loss jurisdictions will not be realized.
Minimum likelihood of tax benefits being recognized upon settlement	50.00%
Unrecognized tax benefits	$ 5,484,000	$ 3,651,000	$ 1,742,000